Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and due from banks	$ 21,836	$ 42,548
Interest-earning bank balances	182,479	505,885
Restricted cash	5,000	13,000
Investment securities available for sale	282,875	394,500
Investment securities held to maturity	250	489
Branch assets held-for-sale		69,064
Restricted equity investments	15,733	14,961
Liabilities:
Savings deposits	221,620	224,017
Time deposits	338,134
Deposits held-for-sale		183,395
Securities sold under agreements to repurchase - customers		1,156
Advances from FHLBNY	85,607	60,787
Junior subordinated debentures	92,786	92,786
Carrying Amount [Member]
Assets:
Cash and due from banks	21,836	43,491
Interest-earning bank balances	182,479	505,885
Restricted cash	5,000	13,000
Investment securities available for sale	282,875	394,500
Investment securities held to maturity	250	489
Loans receivable, net	1,524,577	1,477,172
Loans held-for-sale, at lower of cost or market		4,083
Hedged commercial loans	5,924	9,726
Branch assets held-for-sale		69,064
Restricted equity investments	15,733	14,961
Liabilities:
Demand deposits	1,186,348	1,409,978
Savings deposits	221,620	224,017
Time deposits	338,134	457,909
Deposits held-for-sale		183,395
Securities sold under agreements to repurchase - customers		1,156
Advances from FHLBNY	85,607	60,787
Junior subordinated debentures	92,786	92,786
Fair value interest rate swaps	351	765
Estimated Fair Value [Member]
Assets:
Cash and due from banks	21,836	43,491
Interest-earning bank balances	182,479	505,885
Restricted cash	5,000	13,000
Investment securities available for sale	282,875	394,500
Investment securities held to maturity	250	501
Loans receivable, net	1,460,080	1,412,372
Loans held-for-sale, at lower of cost or market		4,083
Hedged commercial loans	5,924	9,726
Branch assets held-for-sale		69,064
Restricted equity investments	15,733	14,961
Liabilities:
Demand deposits	1,166,898	1,444,488
Savings deposits	213,498	232,572
Time deposits	339,294	458,233
Deposits held-for-sale		199,469
Securities sold under agreements to repurchase - customers		1,156
Advances from FHLBNY	85,790	60,935
Junior subordinated debentures	63,520	67,837
Fair value interest rate swaps	351	765
Interest Rate Swaps [Member] | Carrying Amount [Member]
Assets:
Interest rate swaps	5,611	12,294
Liabilities:
Interest rate swaps	5,649	12,419
Interest Rate Swaps [Member] | Estimated Fair Value [Member]
Assets:
Interest rate swaps	5,611	12,294
Liabilities:
Interest rate swaps	$ 5,649	$ 12,419